PROPERTY, PLANT AND EQUIPMENT	6 Months Ended
Jul. 02, 2021
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT
The following table summarises the movement in net book value for property, plant and equipment during the six months ended 2 July 2021:

Total
€ million
Net book value as at 31 December 2020	3,860
Acquisition of API	1,620
Additions	148
Disposals	(22)
Depreciation expense	(300)
Currency translation adjustments	9
Net book value as at 2 July 2021[1]	5,315
[1] The net book value of property, plant and equipment includes right of use assets of €661 million, of which €315 million was acquired as part of the Acquisition.